Earnings Per Common Share Computation (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Common Share Computation [Abstract]
Detail Supporting The Computation Of Basic And Diluted Earnings Per Common Share

	2010	2009	2008
	(in thousands, except per share results)

Net income available for common stockholders	$1,099,390	$1,039,675	$647,154

Weighted-average outstanding shares of common stock used to compute basic earnings per common share	167,782	167,364	167,172
Dilutive effect of:
Employee stock options	676	677	1,173
Restricted stock awards	1,340	1,030	842

Shares used to compute diluted earnings per common share	169,798	169,071	169,187

Basic earnings per common share	$6.55	$6.21	$3.87

Diluted earnings per common share	$6.47	$6.15	$3.83